Analysis of Net Debt - Schedule of Currency Profile of Net Debt and Net Worth Capital and Reserves Attributable to Company's Equity Holders (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Lease liabilities under IFRS 16 (note 22)		€ (1,511)	€ (1,977)
Cash and cash equivalents		3,755		€ 2,346
Interest-bearing loans and borrowings		(9,014)		(9,316)
Derivative financial instruments (net)		65		(14)	€ 50
Group net debt excluding net debt reclassified as held for sale		(6,705)		(6,984)	€ (5,811)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-controlling interests		(540)		(525)
Capital and reserves attributable to the Company's equity holders		16,940		16,029
Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Lease liabilities under IFRS 16 (note 22)	[1]	(1,511)
Cash and cash equivalents		3,755		2,346
Interest-bearing loans and borrowings		(9,014)		(9,316)
Derivative financial instruments (net)		65		(14)
Group net debt excluding net debt reclassified as held for sale		(6,705)		(6,984)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		26,944		25,632
Current assets		6,529		7,150
Non-current liabilities		(4,010)		(3,824)
Current liabilities		(5,278)		(5,420)
Non-controlling interests		(540)		(525)
Capital and reserves attributable to the Company's equity holders		16,940		16,029
Euro [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Lease liabilities under IFRS 16 (note 22)	[1]	(255)
Cash and cash equivalents		1,935		1,077
Interest-bearing loans and borrowings		(3,310)		(3,824)
Derivative financial instruments (net)		1,438		1,826
Group net debt excluding net debt reclassified as held for sale		(192)		(921)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		4,242		4,650
Current assets		1,256		1,884
Non-current liabilities		(672)		(669)
Current liabilities		(1,442)		(1,696)
Non-controlling interests		(48)		(51)
Capital and reserves attributable to the Company's equity holders		3,144		3,197
US Dollar [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Lease liabilities under IFRS 16 (note 22)	[1]	(752)
Cash and cash equivalents		863		646
Interest-bearing loans and borrowings		(4,444)		(4,332)
Derivative financial instruments (net)		93		(399)
Group net debt excluding net debt reclassified as held for sale		(4,240)		(4,085)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		14,340		13,007
Current assets		3,315		3,222
Non-current liabilities		(2,417)		(2,275)
Current liabilities		(1,995)		(1,820)
Non-controlling interests		(50)		(61)
Capital and reserves attributable to the Company's equity holders		8,953		7,988
Pound Sterling [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Lease liabilities under IFRS 16 (note 22)	[1]	(223)
Cash and cash equivalents		238		214
Interest-bearing loans and borrowings		(469)		(495)
Derivative financial instruments (net)		(391)		(340)
Group net debt excluding net debt reclassified as held for sale		(845)		(621)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		2,783		2,461
Current assets		788		746
Non-current liabilities		(314)		(276)
Current liabilities		(837)		(836)
Capital and reserves attributable to the Company's equity holders		1,575		1,474
Canadian Dollar [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Lease liabilities under IFRS 16 (note 22)	[1]	(151)
Cash and cash equivalents		175		69
Interest-bearing loans and borrowings		(9)		(2)
Derivative financial instruments (net)		(676)		(440)
Group net debt excluding net debt reclassified as held for sale		(661)		(373)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		1,741		1,375
Current assets		499		458
Non-current liabilities		(205)		(203)
Current liabilities		(320)		(309)
Capital and reserves attributable to the Company's equity holders		1,054		948
Philippine Peso [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Lease liabilities under IFRS 16 (note 22)	[1]	(11)
Cash and cash equivalents		34		13
Interest-bearing loans and borrowings		(439)		(354)
Derivative financial instruments (net)		(38)		(60)
Group net debt excluding net debt reclassified as held for sale		(454)		(401)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		1,507		1,352
Current assets		150		117
Non-current liabilities		(150)		(137)
Current liabilities		(183)		(156)
Non-controlling interests		(414)		(384)
Capital and reserves attributable to the Company's equity holders		456		391
Polish Zloty [member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Lease liabilities under IFRS 16 (note 22)	[1]	(27)
Cash and cash equivalents		105		90
Derivative financial instruments (net)		(150)		(198)
Group net debt excluding net debt reclassified as held for sale		(72)		(108)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		331		283
Current assets		138		142
Non-current liabilities		(19)		(5)
Current liabilities		(147)		(136)
Capital and reserves attributable to the Company's equity holders		231		176
Swiss Franc [Member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Lease liabilities under IFRS 16 (note 22)	[1]	(48)
Cash and cash equivalents		168		81
Interest-bearing loans and borrowings		(303)		(302)
Derivative financial instruments (net)				(299)
Group net debt excluding net debt reclassified as held for sale		(183)		(520)
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets		459		741
Current assets		71		297
Non-current liabilities		(121)		(164)
Current liabilities		(77)		(182)
Non-controlling interests		(6)		(11)
Capital and reserves attributable to the Company's equity holders		143		161
Other currencies [Member] | Currency profile [member]
Disclosure of Net Debt and Net Worth (Capital and Reserves Attributable to Company's Equity Holders) [line items]
Lease liabilities under IFRS 16 (note 22)	[1],[2]	(44)
Cash and cash equivalents	[2]	237		156
Interest-bearing loans and borrowings	[2]	(40)		(7)
Derivative financial instruments (net)	[2]	(211)		(104)
Group net debt excluding net debt reclassified as held for sale	[2]	(58)		45
Non-debt assets and liabilities (including cash and bank overdrafts reclassified as held for sale) analysed as follows:
Non-current assets	[2]	1,541		1,763
Current assets	[2]	312		284
Non-current liabilities	[2]	(112)		(95)
Current liabilities	[2]	(277)		(285)
Non-controlling interests	[2]	(22)		(18)
Capital and reserves attributable to the Company's equity holders	[2]	€ 1,384		€ 1,694

[1]	All leases capitalised under IFRS 16 have been included as lease liabilities in 2019.
[2]	The principal currencies included in this category are the Chinese Renminbi, the Romanian Leu, the Indian Rupee, the Ukrainian Hryvnia and the Serbian Dinar.